Filed with the U.S. Securities and Exchange Commission on November 15, 2018

1933 Act Registration File No.   333-187194
1940 Act File No. 811-22811
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	40	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

(Check appropriate box or boxes.)

BRIDGE BUILDER TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Helge K. Lee, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Sean Graber, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 40 to the Registration Statement of the Bridge Builder Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 38 to the Registration Statement on Form N‑1A filed on October 26, 2018.  This PEA No. 40 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 38 to the Trust’s Registration Statement.

BRIDGE BUILDER TRUST

PART C

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 40 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 15th day of November 2018.

BRIDGE BUILDER TRUST By: /s/ William H. Broderick III* William H. Broderick III, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William H. Broderick III*	Trustee	November 15, 2018
William H. Broderick III

/s/ Jean Carter*	Trustee	November 15, 2018
Jean Carter

/s/ William Fiala*	Trustee	November 15, 2018
William Fiala

/s/ Janice Innis-Thompson*	Trustee	November 15, 2018
Janice Innis-Thompson

/s/ Michelle Keeley*	Trustee	November 15, 2018
Michelle Keeley

/s/ William Scheffel*	Trustee	November 15, 2018
William Scheffel

/s/ John Tesoro*	Trustee	November 15, 2018
John Tesoro

/s/ Ryan Robson*	President	November 15, 2018
Ryan Robson

/s/ Aaron Masek*	Treasurer and Principal	November 15, 2018
Aaron Masek	Financial Officer

By: /s/ Helge K. Lee		November 15, 2018
Helge K. Lee
*Attorney-in-fact pursuant to Powers of Attorney dated October 15, 2016.

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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